MORGAN STANLEY HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS [|] July 31, 2001


DEAR SHAREHOLDER:

During the 12-month period ended July 31, 2001, the U.S. economy softened considerably. This slowdown resulted from the Federal Reserve Board's tighter monetary policy of 1999 and early 2000, in addition to reductions in technology capital spending by major corporations and in consumer spending. The Fed has cut interest rates aggressively thus far in 2001, but a meaningful pickup in economic activity has yet to occur.

Against this economic backdrop, corporate earnings growth slowed dramatically. The current consensus expectation for companies in the Standard & Poor's 500 Index (S&P 500) is for aggregate earnings to decline 9 percent in 2001. Expectations for when earnings growth will rebound have been confounded throughout the year as the slowdown has extended itself.

Stock market valuations have suffered as well, with the S&P 500 declining 14.32 percent in the fiscal year ended July 31, 2001, and the Nasdaq composite falling 46.2 percent for that period. Health-care stocks generally outperformed in this environment as investors sought out areas of the market with more stable and predictable earnings growth. Pharmaceutical and biotechnology stocks both outperformed the S&P 500, with the American Stock Exchange Pharmaceutical Index increasing 3.32 percent and the AMEX Biotechnology Index declining 10.4 percent. Health-care services stocks outperformed the market even more substantially; the largest-capitalization hospital (HCA and Tenet), clinical diagnostic (LabCorp and Quest Diagnostics), distribution (Cardinal Health and McKesson) and managed care (United Healthcare and Cigna) stocks increased 53 percent on average during the fiscal year. These companies benefited from improving volumes and pricing, upward earnings estimate revisions and compelling valuations.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended July 31, 2001, Morgan Stanley Health Sciences Trust's Class B shares posted a total return of 2.81 percent, outperforming the S&P 500's return of -14.32 percent. For the same period, the Fund's Class A, C and D shares produced total returns of 3.65 percent, 2.80 percent and 3.79 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500. The Fund's outperformance relative to the market was driven by the superior performance of the health-care sector.

The Fund considers investments in all areas of the health-care market, with a particular focus on companies we believe have solid demand for their products and services, strong new-product cycles and experienced management. We emphasize companies with improving business momentum that we expect will lead to strong earnings growth. As of July 31, 2001, approximately 37.8 percent of the Fund's net

MORGAN STANLEY HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS o July 31, 2001 continued

assets were allocated to pharmaceutical companies (major pharmaceuticals, generic drug companies and others), 25.7 percent to various health-care services companies, 23.3 percent to biotechnology, 9.9 percent to medical device/supply makers and other companies and 3.3 percent to cash equivalents. Foreign stocks and American Depositary Receipts (ADRs) represented 6.9 percent of the Fund's net assets. Significant holdings in the Fund's portfolio included Pfizer, American Home Products, Bristol-Myers Squibb, Merck, Quest Diagnostics, Baxter International and LabCorp.


LOOKING AHEAD

We continue to be optimistic about the Fund's long-term prospects, for two main reasons. First, aging populations in the United States and other developed countries are likely to increasingly utilize health-care products and services. In addition, scientific innovation is likely to continue to lead to new therapies and products that either meet previously unmet medical needs or improve on existing therapies and products. In the near term, we believe that pharmaceutical earnings visibility and stock valuations are compelling in light of the difficult economic environment in the United States and Europe. In addition, we anticipate that announcements from several major medical meetings in the second half of 2001 may create a positive news environment for pharmaceutical and biotechnology stocks. We are also confident in the earnings outlook for the Fund's health-care services stocks and consider their current valuations to be reasonable.

We appreciate your ongoing support of Morgan Stanley Health Sciences Trust and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                         [GRAPHIC OMITTED]


Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

MORGAN STANLEY HEALTH SCIENCES TRUST
FUND PERFORMANCE o July 31, 2001

[GRAPHIC OMITTED]


      Date                Total               S&P 500
October 30, 1992         10,000                10,000
October 31, 1992         10,000                10,000
January 31, 1993         10,110                10,553
April 30, 1993            8,590                10,661
July 31, 1993             9,220                10,932
October 31, 1993         10,410                11,491
January 31, 1994         11,770                11,907
April 30, 1994           10,360                11,228
July 31, 1994             9,320                11,496
October 31, 1994         10,440                11,933
January 31, 1995         10,440                11,969
April 30, 1995           11,250                13,182
July 31, 1995            12,880                14,489
October 31, 1995         14,090                15,082
January 31, 1996         17,883                16,590
April 30, 1996           20,107                17,157
July 31, 1996            16,079                16,881
October 31, 1996         16,487                18,710
January 31, 1997         17,992                20,948
April 30, 1997           13,789                21,455
July 31, 1997            17,293                25,670
October 31, 1997         18,255                24,707
January 31, 1998         17,888                26,584
April 30, 1998           19,850                30,259
July 31, 1998            18,906                30,618
October 31, 1998         18,857                30,140
January 31, 1999         21,210                35,220
April 30, 1999           19,174                36,864
July 31, 1999            20,630                36,806
October 31, 1999         21,132                37,874
January 31, 2000         25,384                38,863
April 30, 2000           26,359                40,597
July 31, 2000            32,423                40,108
October 31, 2000         37,396                40,178
January 31, 2001         34,136                38,513
April 30, 2001           32,227                35,333
July 31, 2001            33,334(3)             34,363

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                    CLASS A SHARES*
-------------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                              3.65%(1)  (1.79)%(2)
Since Inception (7/28/97)          18.82%(1)  17.23%(2)


                    CLASS B SHARES**
-------------------------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                               2.81%(1)    (1.71)%(2)
5 Years                             15.70%(1)    15.47%(2)
Since Inception (10/30/92)          14.75%(1)    14.75%(2)


                    CLASS C SHARES+
-------------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                              2.80%(1)        1.90%(2)
Since Inception (7/28/97)          17.92%(1)       17.92%(2)


                    CLASS D SHARES++
-------------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                              3.79%(1)
Since Inception (7/28/97)          19.04%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS o July 31, 2001




NUMBER OF
 SHARES                                                   VALUE
-------------------------------------------------------------------------
              COMMON STOCKS (96.5%)
              Biotechnology (23.3%)
  55,000      Aclara Biosciences Inc.* ...........   $    401,500
 165,000      Affymetrix, Inc.* ..................      4,118,400
 243,900      Amgen Inc.* ........................     15,294,969
  60,000      Applera Corp. - Celera
                Genomics Group* ..................      1,837,800
 340,000      Bruker Daltonics, Inc.* ............      6,473,600
 150,000      Celgene Corp.* .....................      3,927,000
  25,000      Cephalon, Inc.* ....................      1,597,500
 100,000      COR Therapeutics, Inc.* ............      2,655,000
 200,000      CuraGen Corp.* .....................      4,534,000
 150,000      deCODE genetics, Inc.* .............      1,252,500
 123,400      Enzon, Inc.* .......................      7,928,450
 396,900      Exelixis, Inc.* ....................      6,695,703
  25,000      Genaissance
                Pharmaceuticals, Inc.* ...........        235,000
 135,000      Genentech, Inc.* ...................      5,710,500
 140,000      Genzyme Corp. (General
                Division)* .......................      7,840,000
 425,000      Gilead Sciences, Inc.* .............     21,798,250
 100,000      ICOS Corp.* ........................      6,135,000
 335,000      IDEC Pharmaceuticals Corp.*.........     18,083,300
  70,000      ImClone Systems, Inc.* .............      3,000,200
 125,000      InterMune Inc.* ....................      5,220,000
  96,800      Invitrogen Corp.* ..................      6,198,104
 221,300      MedImmune, Inc.* ...................      8,524,476
 288,700      NPS Pharmaceuticals, Inc.* .........      9,065,180
  70,300      OSI Pharameceuticals Inc.* .........      3,044,693
 407,500      Telik, Inc.* .......................      4,502,875
  75,000      Third Wave Technologies* ...........        555,000
 150,000      Tularik Inc.* ......................      3,555,000
                                                     ------------
                                                      160,184,000
                                                     ------------
              Chemicals: Specialty (0.5%)
   6,000      Lonza AG (Switzerland) .............      3,568,618
                                                     ------------
              Electronic Equipment/
                Instruments (0.4%)
 102,000      Waters Corp.* ......................      3,009,000
                                                     ------------
              Hospital/Nursing
                Management (7.8%)
 320,300      Community Health Care* .............   $ 10,249,600
 287,000      HCA Inc. ...........................     13,187,650
 262,800      Tenet Healthcare Corp.* ............     14,588,028
 258,100      Triad Hospitals, Inc.* .............      8,754,752
 140,000      Universal Health Services, Inc.
              (Class B)* .........................      6,930,000
                                                     ------------
                                                       53,710,030
                                                     ------------
              Managed Health Care (2.4%)
 259,900      Oxford Health Plans, Inc.* .........      7,537,100
 110,200      Rightchoice Managed
                Care, Inc.* ......................      5,460,410
  54,600      UnitedHealth Group Inc. ............      3,681,132
                                                     ------------
                                                       16,678,642
                                                     ------------
              Medical Distributors (4.2%)
 177,800      AmeriSource Health Corp.
                (Class A)* .......................     10,337,292
  91,900      Andrx Group * ......................      6,239,091
 162,962      Cardinal Health, Inc. ..............     11,998,892
                                                     ------------
                                                       28,575,275
                                                     ------------
              Medical Specialties (9.0%)
 277,600      Applera Corp. - Applied
                Biosystems Group .................      7,828,320
 378,900      Baxter International, Inc. .........     18,869,220
 237,500      Becton, Dickinson & Co. ............      8,208,000
 150,000      Boston Scientific Corp.* ...........      2,701,500
  45,000      Cerus Corp.* .......................      2,740,500
  80,000      Cooper Companies, Inc. (The)........      3,864,000
 320,334      Medtronic, Inc. ....................     15,385,642
 136,000      Urologix, Inc.* ....................      2,226,320
                                                     ------------
                                                       61,823,502
                                                     ------------
              Medical/Nursing Services (0.3%)
  65,500      Pediatrix Medical Group, Inc.*......      2,151,675
                                                     ------------
              Pharmaceuticals: Generic Drugs (1.9%)
  70,500      Barr Laboratories, Inc.* ...........      6,054,540
 205,750      IVAX Corp.* ........................      6,995,500
                                                     ------------
                                                       13,050,040
                                                     ------------

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS o July 31, 2001 continued

NUMBER OF
 SHARES                                                  VALUE
-------------------------------------------------------------------------
              Pharmaceuticals: Major (30.7%)
 273,700      Abbott Laboratories ................   $14,667,583
 512,000      American Home Products
                Corp. ............................    30,878,720
 310,000      AstraZeneca PLC (ADR)
                (United Kingdom) .................    15,639,500
 351,400      Bristol-Myers Squibb Co. ...........    20,781,796
 240,300      GlaxoSmithKline PLC (ADR)
                (United Kingdom) .................    13,879,728
 269,500      Johnson & Johnson ..................    14,579,950
 179,000      Lilly (Eli) & Co. ..................    14,191,120
 281,700      Merck & Co., Inc. ..................    19,149,966
 896,458      Pfizer, Inc. .......................    36,951,999
 370,200      Pharmacia Corp. ....................    16,518,324
 114,400      Sanofi-Synthelabo S.A. (France)          7,191,287
 181,800      Schering-Plough Corp. ..............     7,099,290
                                                     -----------
                                                     211,529,263
                                                     -----------
              Pharmaceuticals: Other (5.1%)
 115,200      Allergan, Inc. .....................     8,673,408
 300,000      Allos Therapeutics Inc.* ...........     1,416,000
 180,000      Cell Therapeutics, Inc.* ...........     5,500,800
 181,300      Forest Laboratories, Inc.* .........    14,241,115
  56,000      Galen Holdings PLC (ADR)
                (United Kingdom) .................     2,394,616
 187,500      Salix Pharmaceuticals, Ltd.
                (Virgin Islands)* ................     2,906,250
                                                     -----------
                                                      35,132,189
                                                     -----------
              Services to the Health Industry (10.3%)
 227,300      Accredo Health, Inc.* ..............     6,896,282
 156,800      Express Scripts, Inc.
                (Class A)* .......................     9,149,280
 444,400      IMS Health Inc. ....................    11,421,080
 204,300      Laboratory Corp. of America
                Holdings* ........................    18,378,828
  40,000      Professional Detailing, Inc.* ......     2,580,000
 270,700      Quest Diagnostics Inc.* ............    18,705,370
 126,200      Specialty Laboratories, Inc.*.......     3,924,820
                                                     -----------
                                                      71,055,660
                                                     -----------
              Wholesale Distributors (0.6%)
 163,000      Fisher Scientific International,
                Inc.* ............................   $  4,392,850
                                                     ------------
              TOTAL COMMON STOCKS
              (Cost $517,859,415).................    664,860,744
                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
-------------------------------------------
               SHORT-TERM INVESTMENT (2.9%)
               REPURCHASE AGREEMENT
$  19,717      Joint repurchase agreement
                 account 3.887% due
                 08/01/01 (dated
                 07/31/01; proceeds
                 $19,719,129) (a)
                 (Cost $19,717,000)........           19,717,000
                                                    ------------


TOTAL INVESTMENTS
(Cost $537,576,415) (b) .........        99.4%       684,577,744
OTHER ASSETS IN EXCESS OF
LIABILITIES .....................         0.6          4,355,550
                                        -----       ------------
NET ASSETS ......................       100.0%      $688,933,294
                                        =====       ============

---------------------------
ADR   American Depository Receipt.

*     Non-income producing security.

(a)   Collateralized by federal agency and U.S.Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $152,149,183 and the aggregate gross unrealized depreciation is $5,147,854, resulting in net unrealized appreciation of $147,001,329.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT JULY 31, 2001:

    CONTRACT        IN EXCHANGE      DELIVERY      UNREALIZED
   TO DELIVER           FOR            DATE       DEPRECIATION
--------------------------------------------------------------
 EUR 8,161,935      $7,126,023       08/03/01      $(19,752)

Currency Abbreviation:
---------------------
EUR       Euro.

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001


Assets:
Investments in securities, at value
 (cost $537,576,415) .....................................................    $684,577,744
Receivable for:
  Investments sold .......................................................      10,136,685
  Shares of beneficial interest sold .....................................       4,302,324
  Dividends ..............................................................         216,787
  Foreign withholding taxes reclaimed ....................................          50,170
Prepaid expenses and other assets ........................................          68,360
                                                                              ------------
  Total Assets ...........................................................     699,352,070
                                                                              ------------
Liabilities:
Unrealized depreciation on open forward foreign currency contracts .......          19,752
Payable for:
  Investments purchased ..................................................       8,070,656
  Shares of beneficial interest repurchased ..............................         994,778
  Investment management fee ..............................................         587,650
  Distribution fee .......................................................         573,960
Accrued expenses and other payables ......................................         171,980
                                                                              ------------
  Total Liabilities ......................................................      10,418,776
                                                                              ------------
  Net Assets .............................................................    $688,933,294
                                                                              ============
Composition of Net Assets:
Paid-in-capital ..........................................................    $551,135,358
Net unrealized appreciation ..............................................     146,998,448
Accumulated net investment loss ..........................................         (41,627)
Distributions in excess of net realized gain .............................      (9,158,885)
                                                                              ------------
  Net Assets .............................................................    $688,933,294
                                                                              ============
Class A Shares:
Net Assets ...............................................................     $12,455,356
Shares Outstanding (unlimited authorized, $.01 par value) ................         686,670
  Net Asset Value Per Share ..............................................          $18.14
                                                                                    ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ........................          $19.15
                        ====                                                        ======
Class B Shares:
Net Assets ...............................................................    $638,639,742
Shares Outstanding (unlimited authorized, $.01 par value) ................      36,583,813
  Net Asset Value Per Share ..............................................          $17.46
                                                                                    ======
Class C Shares:
Net Assets ...............................................................     $23,178,373
Shares Outstanding (unlimited authorized, $.01 par value) ................       1,327,209
  Net Asset Value Per Share ..............................................          $17.46
                                                                                    ======
Class D Shares:
Net Assets ...............................................................     $14,659,823
Shares Outstanding (unlimited authorized, $.01 par value) ................         800,163
  Net Asset Value Per Share ..............................................          $18.32
                                                                                    ======

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the year ended July 31, 2001


Net Investment Loss:
Income
Dividends (net of $54,591 foreign withholding tax) .......................................    $   2,824,775
Interest .................................................................................        1,855,887
                                                                                              -------------
  Total Income ...........................................................................        4,680,662
                                                                                              -------------
Expenses
Investment management fee ................................................................        6,680,159
Distribution fee (Class A shares) ........................................................           21,806
Distribution fee (Class B shares) ........................................................        6,314,399
Distribution fee (Class C shares) ........................................................          229,414
Transfer agent fees and expenses .........................................................          823,739
Registration fees ........................................................................          129,582
Shareholder reports and notices ..........................................................           87,953
Custodian fees ...........................................................................           71,175
Professional fees ........................................................................           48,967
Trustees' fees and expenses ..............................................................           19,185
Other ....................................................................................           10,279
                                                                                              -------------
  Total Expenses .........................................................................       14,436,658
                                                                                              -------------
  Net Investment Loss ....................................................................       (9,755,996)
                                                                                              -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain on:
  Investments ............................................................................       36,516,880
  Foreign exchange transactions ..........................................................            3,593
                                                                                              -------------
  Net Gain ...............................................................................       36,520,473
                                                                                              -------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................      (25,894,862)
  Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies ......................................................              849
                                                                                              -------------
  Net Depreciation .......................................................................      (25,894,013)
                                                                                              -------------
  Net Gain ...............................................................................       10,626,460
                                                                                              -------------
Net Increase .............................................................................    $     870,464
                                                                                              =============



                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            FOR THE YEAR      FOR THE YEAR
                                                                                               ENDED              ENDED
                                                                                           JULY 31, 2001      JULY 31, 2000
                                                                                          ---------------   ----------------
Increase in Net Assets:
Operations:
Net investment loss ...................................................................     $ (9,755,996)     $ (5,727,138)
Net realized gain .....................................................................       36,520,473        56,290,919
Net change in unrealized appreciation .................................................      (25,894,013)      115,824,653
                                                                                            ------------      ------------
  Net Increase ........................................................................          870,464       166,388,434
                                                                                            ------------      ------------
Distributions to Shareholders From Net Realized Gain:
Class A shares ........................................................................       (1,206,779)          (54,741)
Class B shares ........................................................................      (82,896,743)      (19,874,197)
Class C shares ........................................................................       (3,115,535)         (191,312)
Class D shares ........................................................................       (1,780,958)           (2,308)
                                                                                            ------------      ------------
  Total Distributions .................................................................      (89,000,015)      (20,122,558)
                                                                                            ------------      ------------
Net increase from transactions in shares of beneficial interest .......................      231,394,024       100,202,282
                                                                                            ------------      ------------
  Net Increase ........................................................................      143,264,473       246,468,158
Net assets:
Beginning of period ...................................................................      545,668,821       299,200,663
                                                                                            ------------      ------------
End of Period:
(Including accumulated net investment losses of $41,627 and $42,485, respectively) ....     $688,933,294      $545,668,821
                                                                                            ============      ============

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS o July 31, 2001


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Health Sciences Trust (the "Fund"), formerly Morgan Stanley Dean Witter Health Sciences Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS o July 31, 2001 continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS o July 31, 2001 continued


H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million; and 0.95% to the portion of daily net assets exceeding $500 million. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.925% of the portion of daily net assets in excess of $1 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan

MORGAN STANLEY HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS o July 31, 2001 continued

is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $18,681,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $800,000 and $33,000, respectively and received $216,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001, aggregated $1,089,411,298 and $944,613,276, respectively.

At July 31, 2001, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley 21st Century Trend Fund and Morgan Stanley Variable Investment Series Equity Portfolio, affiliates of the Fund of $59,865 and $233,320, respectively.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $174,965 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $38,887 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $4,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

MORGAN STANLEY HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS o July 31, 2001 continued

years of service. Aggregate pension costs for the year ended July 31, 2001, included in Trustees fees and expenses in the Statement of Operations amounted to $7,721. At July 31, 2001, the Fund had an accrued pension liability of $45,608 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:




                                               FOR THE YEAR                      FOR THE YEAR
                                                   ENDED                             ENDED
                                               JULY 31, 2001                     JULY 31, 2000
                                     --------------------------------- ---------------------------------
                                          SHARES           AMOUNT            SHARES           AMOUNT
                                     ---------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold ...............................      1,019,170     $  20,159,532         925,791     $  16,253,215
Reinvestment of distributions ......         53,842         1,052,618           3,935            53,281
Redeemed ...........................       (840,498)      (17,032,218)       (528,370)       (9,224,240)
                                          ---------     -------------        --------     -------------
Net increase - Class A .............        232,514         4,179,932         401,356         7,082,256
                                          ---------     -------------        --------     -------------
CLASS B SHARES
Sold ...............................     17,098,242       333,645,050      11,155,596       188,803,406
Reinvestment of distributions ......      4,019,798        76,014,379       1,400,805        18,574,673
Redeemed ...........................    (11,447,630)     (210,387,392)     (8,075,247)     (125,859,468)
                                        -----------     -------------      ----------     -------------
Net increase - Class B .............      9,670,410       199,272,037       4,481,154        81,518,611
                                        -----------     -------------      ----------     -------------
CLASS C SHARES
Sold ...............................      1,143,300        22,583,656         887,143        14,828,695
Reinvestment of distributions ......        156,217         2,955,637          14,099           186,948
Redeemed ...........................       (700,026)      (12,467,766)       (292,070)       (4,731,358)
                                        -----------     -------------      ----------     -------------
Net increase - Class C .............        599,491        13,071,527         609,172        10,284,285
                                        -----------     -------------      ----------     -------------
CLASS D SHARES
Sold ...............................      1,464,557        29,415,873         777,294        12,305,118
Reinvestment of distributions ......         88,151         1,739,221             151             2,065
Redeemed ...........................       (915,879)      (16,284,566)       (724,491)      (10,990,053)
                                        -----------     -------------      ----------     -------------
Net increase - Class D .............        636,829        14,870,528          52,954         1,317,130
                                        -----------     -------------      ----------     -------------
Net increase in Fund ...............     11,139,244     $ 231,394,024       5,544,636     $ 100,202,282
                                         ==========     =============       =========     =============


6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $6,516,000 and $16,000, respectively during fiscal 2001.

MORGAN STANLEY HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS o July 31, 2001 continued

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,260,339, distributions in excess of net realized gain was charged $4,496,515 and accumulated net investment loss was credited $9,756,854.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2001, there was an outstanding forward contract.

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                        FOR THE YEAR ENDED JULY 31,
                                                    --------------------------------------------------------------------
                                                           2001               2000               1999            1998
                                                    ------------------ ------------------ ------------------ -----------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............      $19.81             $13.39             $15.31         $15.10
                                                         ------             ------             ------         ------
Income (loss) from investment operations:
 Net investment loss ..............................       (0.13)             (0.13)             (0.10)         (0.18)
 Net realized and unrealized gain .................        1.04               7.51               1.59           1.55
                                                         ------             ------             ------         ------
Total income from investment operations ...........        0.91               7.38               1.49           1.37
                                                         ------             ------             ------         ------
Less distributions from net realized gain .........       (2.58)             (0.96)             (3.41)         (1.16)
                                                         ------             ------             ------         ------
Net asset value, end of period ....................      $18.14             $19.81             $13.39         $15.31
Total Return+ .....................................        3.65 %            58.44 %            10.03 %         9.94 %
                                                         ======             ======             ======         ======
Ratios to Average Net Assets:
Expenses ..........................................        1.35 %(3)          1.45 %(3)          1.47 %(3)      1.51 %
Net investment loss ...............................       (0.66)%(3)         (0.79)%(3)         (0.74)%(3)     (1.06)%
Supplemental Data:
Net assets, end of period, in thousands ...........     $12,455             $8,996               $707           $260
Portfolio turnover rate ...........................         145 %              191 %              148 %          139 %



                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                          THROUGH
                                                       JULY 31, 1997
                                                    ------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $15.03
                                                          ------
Income (loss) from investment operations:
 Net investment loss ..............................          -
 Net realized and unrealized gain .................         0.07
                                                          ------
Total income from investment operations ...........         0.07
                                                          ------
Less distributions from net realized gain .........          -
                                                          ------
Net asset value, end of period ....................       $15.10
                                                          ======
Total Return+  ....................................         0.47 %(1)
                                                          ======
Ratios to Average Net Assets:
Expenses ..........................................         1.57 %(2)
Net investment loss ...............................        (0.55)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........          $10
Portfolio turnover rate ...........................           85 %

-----------
*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS continued


                                                         FOR THE YEAR ENDED JULY 31,
                                                    -------------------------------------
                                                          2001++           2000++
                                                    ------------------ ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ..............        $19.30             $13.17
                                                           ------             ------
Income (loss) from investment operations:
 Net investment loss ..............................         (0.27)             (0.24)
 Net realized and unrealized gain .................          1.01               7.33
                                                           ------             ------
Total income from investment operations ...........          0.74               7.09
                                                           ------             ------
Less distributions from net realized gain .........         (2.58)             (0.96)
                                                           ------             ------
Net asset value, end of period ....................        $17.46             $19.30
                                                           ======             ======
Total Return+  ....................................          2.81 %            57.16 %
Ratios to Average Net Assets:
Expenses ..........................................          2.16 %(1)          2.20 %(1)
Net investment loss ...............................         (1.47)%(1)         (1.54)%(1)
Supplemental Data:
Net assets, end of period, in thousands ...........      $638,640           $519,365
Portfolio turnover rate ...........................           145 %              191 %



                                                             FOR THE YEAR ENDED JULY 31,
                                                    ----------------------------------------------
                                                           1999++            1998++       1997*
                                                    ------------------ ------------- -------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ..............        $15.22           $15.10        $14.97
                                                           ------           ------        ------
Income (loss) from investment operations:
 Net investment loss ..............................         (0.21)           (0.31)        (0.31)
 Net realized and unrealized gain .................          1.57             1.59          1.39
                                                           ------           ------        ------
Total income from investment operations ...........          1.36             1.28          1.08
                                                           ------           ------        ------
Less distributions from net realized gain .........         (3.41)           (1.16)        (0.95)
                                                           ------           ------        ------
Net asset value, end of period ....................        $13.17           $15.22        $15.10
                                                           ======           ======        ======
Total Return+ .....................................          9.12 %           9.33 %        7.55 %
Ratios to Average Net Assets:
Expenses ..........................................          2.27 %(1)        2.26 %        2.25 %
Net investment loss ...............................         (1.54)%(1)       (1.87)%       (2.08)%
Supplemental Data:
Net assets, end of period, in thousands ...........      $295,446         $355,416      $422,667
Portfolio turnover rate ...........................           148 %            139 %          85 %

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       16

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS continued


                                                                        FOR THE YEAR ENDED JULY 31,
                                                    --------------------------------------------------------------------
                                                           2001               2000               1999            1998
                                                    ------------------ ------------------ ------------------ -----------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $19.30             $13.18             $15.23         $15.10
                                                          ------             ------             ------         ------
Income (loss) from investment operations:
 Net investment loss ..............................        (0.27)             (0.25)             (0.21)         (0.29)
 Net realized and unrealized gain .................         1.01               7.33               1.57           1.58
                                                          ------             ------             ------         ------
Total income from investment operations ...........         0.74               7.08               1.36           1.29
                                                          ------             ------             ------         ------
Less distributions from net realized gain .........        (2.58)             (0.96)             (3.41)         (1.16)
                                                          ------             ------             ------         ------
Net asset value, end of period ....................       $17.46             $19.30             $13.18         $15.23
                                                          ======             ======             ======         ======
Total Return+ .....................................         2.80 %            57.04 %             9.13 %         9.40 %
Ratios to Average Net Assets:
Expenses ..........................................         2.16 %(3)          2.20 %(3)          2.27 %(3)      2.27 %
Net investment loss ...............................        (1.47)%(3)         (1.54)%(3)         (1.54)%(3)     (1.78)%
Supplemental Data:
Net assets, end of period, in thousands ...........      $23,178            $14,048             $1,562           $485
Portfolio turnover rate ...........................          145 %              191 %              148 %          139 %


                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                          THROUGH
                                                       JULY 31, 1997
                                                    ------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $15.03
                                                          ------
Income (loss) from investment operations:
 Net investment loss ..............................          -
 Net realized and unrealized gain .................         0.07
                                                          ------
Total income from investment operations ...........         0.07
                                                          ------
Less distributions from net realized gain .........          -
                                                          ------
Net asset value, end of period ....................       $15.10
                                                          ======
Total Return+ .....................................         0.47 %(1)
Ratios to Average Net Assets:
Expenses ..........................................         2.31 %(2)
Net investment loss ...............................        (1.28)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........          $20
Portfolio turnover rate ...........................           85 %

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS continued


                                                                        FOR THE YEAR ENDED JULY 31,
                                                    --------------------------------------------------------------------
                                                           2001               2000               1999            1998
                                                    ------------------ ------------------ ------------------ -----------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $19.96             $13.46             $15.35         $15.10
                                                          ------             ------             ------         ------
Income (loss) from investment operations:
 Net investment loss ..............................        (0.09)             (0.10)             (0.09)         (0.14)
 Net realized and unrealized gain .................         1.03               7.56               1.61           1.55
                                                          ------             ------             ------         ------
Total income from investment operations ...........         0.94               7.46               1.52           1.41
                                                          ------             ------             ------         ------
Less distributions from net realized gain .........        (2.58)            ( 0.96)             (3.41)         (1.16)
                                                          ------             ------             ------         ------
Net asset value, end of period ....................       $18.32             $19.96             $13.46         $15.35
                                                          ======             ======             ======         ======
Total Return+ .....................................         3.79 %            58.74 %            10.22 %        10.22 %
Ratios to Average Net Assets:
Expenses ..........................................         1.16 %(3)          1.20 %(3)          1.27 %(3)      1.26 %
Net investment loss ...............................        (0.47)%(3)         (0.54)%(3)        ( 0.54)%(3)     (0.79)%
Supplemental Data:
Net assets, end of period, in thousands ...........      $14,660             $3,260             $1,485         $1,244
Portfolio turnover rate ...........................          145 %              191 %              148 %          139 %



                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                          THROUGH
                                                       JULY 31, 1997
                                                    ------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $15.03
                                                          ------
Income (loss) from investment operations:
 Net investment loss ..............................          -
 Net realized and unrealized gain .................         0.07
                                                          ------
Total income from investment operations ...........         0.07
                                                          ------
Less distributions from net realized gain .........          -
                                                          ------
Net asset value, end of period ....................       $15.10
                                                          ======
Total Return+ .....................................         0.47 %(1)
Ratios to Average Net Assets:
Expenses ..........................................         1.31 %(2)
Net investment loss ...............................        (0.29)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........          $10
Portfolio turnover rate ...........................           85 %

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY HEALTH SCIENCES TRUST
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Health Sciences Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Health Sciences Trust (the "Fund"), formerly Morgan Stanley Dean Witter Health Sciences Trust, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Health Sciences Trust as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001


--------------------------------------------------------------------------------
                       2001 Federal Tax Notice (unaudited)

        During the fiscal year ended July 31, 2001, the Fund paid to its shareholders $0.82 per share from long-term capital gains.
--------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J.Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Dannenbaum
Vice President

Alexander Denner
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distribution Inc., member NASD.





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MORGAN STANLEY
HEALTH SCIENCES TRUST



Annual Report
July 31, 2001